ACCOUNTING POLICIES AND ESTIMATES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Accounting Policies and Estimates (Textual)
Ownership percentage	20.00%		20.00%
Federally insured limit	$ 5,117,551	$ 0	$ 1,094,504
Impairment charge	0	$ 1,019,960
Plant and equipment costs	$ 1,000		$ 1,000
Beyond Fintech Inc., [Member]
Accounting Policies and Estimates (Textual)
Ownership percentage	51.00%		51.00%